Other Long-Term Liabilities (Details) - Schedule of backlog to be recognised $ in Thousands	Dec. 31, 2020 CAD ($)
Other Long-Term Liabilities (Details) - Schedule of backlog to be recognised [Line Items]
Total other long-term liabilities	$ 2,686
2021 [Member]
Other Long-Term Liabilities (Details) - Schedule of backlog to be recognised [Line Items]
Total other long-term liabilities	642
2022 [Member]
Other Long-Term Liabilities (Details) - Schedule of backlog to be recognised [Line Items]
Total other long-term liabilities	518
2023 [Member]
Other Long-Term Liabilities (Details) - Schedule of backlog to be recognised [Line Items]
Total other long-term liabilities	435
2024 [Member]
Other Long-Term Liabilities (Details) - Schedule of backlog to be recognised [Line Items]
Total other long-term liabilities	305
2025 [Member]
Other Long-Term Liabilities (Details) - Schedule of backlog to be recognised [Line Items]
Total other long-term liabilities	217
Thereafter [Member]
Other Long-Term Liabilities (Details) - Schedule of backlog to be recognised [Line Items]
Total other long-term liabilities	$ 569